Notes on the consolidated statements of operations (Details 10) - Technical operations and development expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Income Statement [Line Items]
Personnel	€ 5,712	€ 3,531	€ 3,436
Depreciation and amortization	1,259	445	35
Data processing costs	1,364	353	270
Office expenses	166	114	105
Other	63	48	3
Capitalized development costs	(2,136)	(1,186)	0
Total technical operations and development expenses	€ 6,428	€ 3,305	€ 3,849